Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2016
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets

Note 5. Goodwill and Other Intangible Assets

The changes in the carrying amount of goodwill by segment for the years ended December 31, 2016 and 2015 were as follows:

	U.S.	International	Total
Net book value as of January 1, 2015	$429.2	$19.6	$448.8
Foreign exchange and other adjustments	—	(2.0)	(2.0)
Net book value as of December 31, 2015	429.2	17.6	446.8
Foreign exchange and other adjustments	—	(0.4)	(0.4)
Net book value as of December 31, 2016	$429.2	$17.2	$446.4

The components of other intangible assets at December 31, 2016 and 2015 were as follows:

	December 31, 2016			December 31, 2015
	Gross			Gross
	Carrying	Accumulated	Net Book	Carrying	Accumulated	Net Book
	Amount	Amortization	Value	Amount	Amortization	Value

Customer relationships	$138.8	$(85.3)	$53.5	$140.2	$(71.8)	$68.4
Trade names	6.3	(5.5)	0.8	6.3	(5.5)	0.8
Trademarks, licenses and agreements	3.2	(3.2)	—	6.2	(6.1)	0.1
Total other intangible assets	$148.3	$(94.0)	$54.3	$152.7	$(83.4)	$69.3

Amortization expense for other intangible assets was $14.4 million, $15.4 million and $16.6 million for the years ended December 31, 2016, 2015 and 2014, respectively.

The following table outlines the estimated annual amortization expense related to other intangible assets as of December 31, 2016:

For the year ending December 31,	Amount
2017	$14.2
2018	13.7
2019	13.7
2020	12.3
2021	0.1
2022 and thereafter	0.3
Total	$54.3